DEBT - Future Minimum Payments (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
DEBT
2023	$ 1,400,000	$ 1,166,667
2024	933,333	1,400,000
2025		933,333
Long-term Debt, Gross	3,500,000	3,500,000
Debt Issuance Costs, Net	74,336	77,384
Outstanding principal balance on the Term Loan	$ 3,425,664	$ 3,422,616